DEFERRED REVENUE (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Deferred Revenue
SCHEDULE OF MOVEMENT OF DEFERRED REVENUE

	For the Six Months Ended March 31, 2025	September 30, 2024
Opening balance	$380,077	$403,440
Additional deferred revenue accrual	711,549	1,416,733
Revenue released from deferred revenue	(696,549)	(1,440,096)
Ending balance	$395,077	$380,077

	September 30, 2024	September 30, 2023
Opening balance	$403,440	$454,016
Additional deferred revenue accrual	1,416,733	1,504,966
Revenue released from deferred revenue	(1,440,096)	(1,555,542)
Ending balance	$380,077	$403,440